GARDNER LEWIS INVESTMENT TRUST

VIA EDGAR
----------------

December 30, 2009

Securities and Exchange Commission
Filing Desk
100 F Street, N.E.
Washington, D.C. 20549

RE:       Gardner Lewis Investment Trust ("Trust"), on behalf of its series portfolios,
The Chesapeake Growth Fund and The Chesapeake Core Growth Fund

Ladies and Gentlemen:

On behalf of Gardner Lewis Investment Trust (the “Trust”), attached for filing is Post-Effective Amendment No. 34  (the “Amendment”) to the Trust’s registration statement on Form N-1A under the Securities Act of 1933 and the Investment Company Act of 1940, to be effective on March 1, 2010 pursuant to Rule 485(a) under the Securities Act of 1933.

The Amendment is being filed to comply with the new “Summary Prospectus” rule and related amendments to Form N-1A.

Please contact the undersigned at 513/587-3418 with any questions or comments concerning this filing.

Very truly yours,

/s/ Tina H. Bloom

Tina H. Bloom